Organization and Nature of Operations (Details Narrative) - USD ($)			12 Months Ended
		Dec. 10, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)	[1]		$ 99,572,000	$ 70,356,000
Net Cash Provided by (Used in) Operating Activities			26,983,000	13,214,000
Cash			1,949,000	$ 372,000
Restricted Cash			200,000
Stock Issued During Period, Value, New Issues			$ 11,000
Common Stock, Par or Stated Value Per Share				$ 0.0001
Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues		$ 25,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
[custom:ThresholdPeriodForClosingOfStandbyEquityPurchaseAgreementAfterExecutionOfTheAgreement]		36 months
Commitments and Contingencies		$ 25,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.